Segmented information (Detail Textuals 1) - Customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Percentage of total revenue	100.00%	100.00%	100.00%
Number of customers	14	13	8
Number of remaining customers accounted for less than 1% revenue	10	10	5
Customer A
Disclosure of operating segments [line items]
Percentage of total revenue	37.00%	38.00%	33.00%
Customer B
Disclosure of operating segments [line items]
Percentage of total revenue	25.00%	28.00%	28.00%
Customer C
Disclosure of operating segments [line items]
Percentage of total revenue	34.00%	28.00%	33.00%
Customer D
Disclosure of operating segments [line items]
Percentage of total revenue	4.00%	6.00%	6.00%